Contingent Transactions - Summary of Contingent Transactions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of contingent liabilities [line items]
Less: Allowance for Expected Credit Losses (ECL)	$ (25,172,929)	$ (10,401,480)
Contingent transactions, total	5,990,628,466	5,587,679,730
Undrawn commitments of credit cards and checking accounts [Member]
Disclosure of contingent liabilities [line items]
Contingent transactions, total	5,756,786,369	5,271,070,925
Guarantees granted [Member]
Disclosure of contingent liabilities [line items]
Contingent transactions, total	186,887,452	267,012,058
Unused agreed commitments [Member]
Disclosure of contingent liabilities [line items]
Contingent transactions, total	72,127,574	59,998,227
Gross carrying amount [Member]
Disclosure of contingent liabilities [line items]
Contingent transactions, total	$ 6,015,801,395	$ 5,598,081,210